Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Income tax rate	24.00%	24.00%	24.00%	24.00%
Paid-in capital (in Ringgits)	RM 21,206,933		RM 6,903,616		$ 5,228,534
Accrued tax liabilities	59,349,444	$ 2,305,090
Accrued and recorded penalty	992,272	$ 244,643
Malaysia [Member]
Income Taxes [Line Items]
Paid-in capital (in Ringgits)	RM 2,500,000